Exhibit 99.4

Rebuttal Findings 10.02.2026

Seller:

Deal ID:

Total Loan Count: 459

Loans by Grade in Population
Loan Grade	Count	Percentage
1	397	86.49%
2	21	4.58%
3	41	8.93%

Trade Summary
Loan Status	Count	Percentage
Review Complete	412	89.76%
In Rebuttal	47	10.24%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	62	50	50	41	21	0	0	41	0	15	6
2	7	0	0	7	0	0	0	0	0	7	0
1	1308	0	0	1308	0	0	0	0	0	0	1308

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	22	16	0	6	12	0	6
Rescission Test	8	8	0	0	8	0	0
HOC – Inaccurate	5	0	0	5	0	0	5
Security Instrument – Name Discrepancy	4	4	0	0	1	0	0
Security Instrument – Incomplete	2	2	0	0	1	0	0
Security Instrument – Non-Borrowing Spouse/Missing	1	1	0	0	1	0	0
Security Instrument – Inaccurate	1	1	0	0	1	0	0
State Testing	1	0	0	1	0	0	1
Credit	2	2	0	0	0	0	0
DTI – Exceeds Guidelines – originator (not pcqc eligible)	2	2	0	0	0	0	0
Valuation	45	44	0	1	29	0	16
Appraisal – Value is not supported within a 10% variance	44	44	0	0	29	0	15
Appraisal – Value is supported within 10% of original appraisal amount	1	0	0	1	0	0	1